Share-Based Compensation - Summary of Additional Information Relating to Stock Options and SAR's (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of range of exercise prices of outstanding share options [Line Items]
Weighted-Average Exercise Price - Outstanding Awards	$ 38.04	$ 36.04	$ 35.14
Weighted-Average Exercise Price - Exercisable Awards	$ 35.69	$ 34.58
Stock Options and SARs [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Oustanding	9,181,000
Number Exercisable	3,344,000
Stock Options and SARs [Member] | 0.00-30.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Oustanding	215,000
Weighted-Average Remaining Life	3.51
Weighted-Average Exercise Price - Outstanding Awards	$ 27.17
Number Exercisable	215,000
Weighted-Average Exercise Price - Exercisable Awards	$ 27.17
Stock Options and SARs [Member] | 30.01 - 35.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Oustanding	1,497,000
Weighted-Average Remaining Life	5.86
Weighted-Average Exercise Price - Outstanding Awards	$ 33.11
Number Exercisable	1,126,000
Weighted-Average Exercise Price - Exercisable Awards	$ 32.77
Stock Options and SARs [Member] | 35.01 - 40.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Oustanding	5,009,000
Weighted-Average Remaining Life	7.14
Weighted-Average Exercise Price - Outstanding Awards	$ 37.89
Number Exercisable	2,003,000
Weighted-Average Exercise Price - Exercisable Awards	$ 38.24
Stock Options and SARs [Member] | 40.01 - 45.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Oustanding	2,460,000
Weighted-Average Remaining Life	9.17
Weighted-Average Exercise Price - Outstanding Awards	$ 42.30